Shareholders' Equity and Dividends - Shareholders' Equity and Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands																												3 Months Ended	12 Months Ended
	Apr. 30, 2026	Mar. 31, 2026	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Aug. 13, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Mar. 31, 2024	Feb. 29, 2024	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Dividends Payable [Line Items]
Total Cash Dividend																													$ 57,100	$ 0
Common stock dividend																													$ 57,100	$ 0
December 31, 2025
Dividends Payable [Line Items]
Dividends payable, date declared					Dec. 31, 2025
Total Monthly Dividend Per Common Share																												$ 0.1562	$ 0.1562
Total Cash Dividend																												$ 2,286	$ 2,286
Payment Date																													Feb. 16, 2026
Stockholders Record Date																												Jan. 01, 2026	Jan. 01, 2026
Common stock dividend																												$ 2,286	$ 2,286
November 30, 2025
Dividends Payable [Line Items]
Dividends payable, date declared						Nov. 30, 2025
Total Monthly Dividend Per Common Share																													$ 0.1562
Total Cash Dividend																													$ 2,034
Payment Date																												Jan. 15, 2026	Jan. 15, 2026
Stockholders Record Date																													Dec. 01, 2025
Common stock dividend																													$ 2,034
October 31, 2025
Dividends Payable [Line Items]
Dividends payable, date declared							Oct. 31, 2025
Total Monthly Dividend Per Common Share																												$ 0.1562	$ 0.1562
Total Cash Dividend																												$ 2,019	$ 2,019
Payment Date																												Dec. 15, 2025	Dec. 15, 2025
Stockholders Record Date																												Nov. 03, 2025	Nov. 03, 2025
Common stock dividend																												$ 2,019	$ 2,019
September 30, 2025
Dividends Payable [Line Items]
Dividends payable, date declared								Sep. 30, 2025
Total Monthly Dividend Per Common Share																												$ 0.1562	$ 0.1562
Total Cash Dividend																												$ 2,004	$ 2,004
Payment Date																												Nov. 14, 2025	Nov. 14, 2025
Stockholders Record Date																												Oct. 02, 2025	Oct. 02, 2025
Common stock dividend																												$ 2,004	$ 2,004
August 31, 2025
Dividends Payable [Line Items]
Dividends payable, date declared									Aug. 31, 2025
Total Monthly Dividend Per Common Share																												$ 0.1562	$ 0.1562
Total Cash Dividend																												$ 1,670	$ 1,670
Payment Date																												Oct. 15, 2025	Oct. 15, 2025
Stockholders Record Date																												Sep. 02, 2025	Sep. 02, 2025
Common stock dividend																												$ 1,670	$ 1,670
July 31, 2025
Dividends Payable [Line Items]
Dividends payable, date declared											Jul. 31, 2025
Total Monthly Dividend Per Common Share																												$ 0.1562	$ 0.1562
Total Cash Dividend																												$ 1,557	$ 1,557
Payment Date																												Sep. 15, 2025	Sep. 15, 2025
Stockholders Record Date																												Aug. 01, 2025	Aug. 01, 2025
Common stock dividend																												$ 1,557	$ 1,557
June 30, 2025
Dividends Payable [Line Items]
Dividends payable, date declared												Jun. 30, 2025
Total Monthly Dividend Per Common Share																												$ 0.1562	$ 0.1562
Total Cash Dividend																												$ 1,447	$ 1,447
Payment Date																												Aug. 15, 2025	Aug. 15, 2025
Stockholders Record Date																												Jul. 01, 2025	Jul. 01, 2025
Common stock dividend																												$ 1,447	$ 1,447
May 31, 2025
Dividends Payable [Line Items]
Dividends payable, date declared													May 31, 2025
Total Monthly Dividend Per Common Share																													$ 0.1562
Total Cash Dividend																													$ 804
Payment Date																													Jul. 15, 2025
Stockholders Record Date																													Jun. 01, 2025
Common stock dividend																													$ 804
April 30, 2025
Dividends Payable [Line Items]
Dividends payable, date declared														Apr. 30, 2025
Total Monthly Dividend Per Common Share																													$ 0.1562
Total Cash Dividend																													$ 766
Payment Date																													Jun. 15, 2025
Stockholders Record Date																													May 01, 2025
Common stock dividend																													$ 766
March 31, 2025
Dividends Payable [Line Items]
Dividends payable, date declared															Mar. 31, 2025
Total Monthly Dividend Per Common Share																													$ 0.1562
Total Cash Dividend																													$ 750
Payment Date																													May 15, 2025
Stockholders Record Date																													Apr. 01, 2025
Common stock dividend																													$ 750
February 28, 2025
Dividends Payable [Line Items]
Dividends payable, date declared																Feb. 28, 2025
Total Monthly Dividend Per Common Share																													$ 0.1562
Total Cash Dividend																													$ 731
Payment Date																													Apr. 15, 2025
Stockholders Record Date																													Mar. 01, 2025
Common stock dividend																													$ 731
January 31, 2025
Dividends Payable [Line Items]
Dividends payable, date declared																	Jan. 31, 2025
Total Monthly Dividend Per Common Share																													$ 0.1562
Total Cash Dividend																													$ 721
Payment Date																													Mar. 15, 2025
Stockholders Record Date																													Feb. 01, 2025
Common stock dividend																													$ 721
December 31, 2024
Dividends Payable [Line Items]
Dividends payable, date declared																		Dec. 31, 2024
Total Monthly Dividend Per Common Share																													$ 0.1562
Total Cash Dividend																													$ 717
Payment Date																													Feb. 14, 2025
Stockholders Record Date																													Jan. 01, 2025
Common stock dividend																													$ 717
November 30, 2024
Dividends Payable [Line Items]
Dividends payable, date declared																			Nov. 30, 2024
Total Monthly Dividend Per Common Share																													$ 0.1562
Total Cash Dividend																													$ 706
Payment Date																													Jan. 15, 2025
Stockholders Record Date																													Dec. 02, 2024
Common stock dividend																													$ 706
October 31, 2024
Dividends Payable [Line Items]
Dividends payable, date declared																				Oct. 31, 2024
Total Monthly Dividend Per Common Share																													$ 0.1562
Total Cash Dividend																													$ 699
Payment Date																													Dec. 16, 2024
Stockholders Record Date																													Nov. 01, 2024
Common stock dividend																													$ 699
September 30, 2024
Dividends Payable [Line Items]
Dividends payable, date declared																					Sep. 30, 2024
Total Monthly Dividend Per Common Share																													$ 0.1562
Total Cash Dividend																													$ 695
Payment Date																													Nov. 15, 2024
Stockholders Record Date																													Oct. 01, 2024
Common stock dividend																													$ 695
August 31, 2024
Dividends Payable [Line Items]
Dividends payable, date declared																						Aug. 31, 2024
Total Monthly Dividend Per Common Share																													$ 0.1562
Total Cash Dividend																													$ 691
Payment Date																													Oct. 15, 2024
Stockholders Record Date																													Sep. 02, 2024
Common stock dividend																													$ 691
July 31, 2024
Dividends Payable [Line Items]
Dividends payable, date declared																							Jul. 31, 2024
Total Monthly Dividend Per Common Share																													$ 0.1562
Total Cash Dividend																													$ 685
Payment Date																													Sep. 16, 2024
Stockholders Record Date																													Aug. 01, 2024
Common stock dividend																													$ 685
June 30, 2024
Dividends Payable [Line Items]
Dividends payable, date declared																								Jun. 30, 2024
Total Monthly Dividend Per Common Share																													$ 0.1562
Total Cash Dividend																													$ 675
Payment Date																													Aug. 15, 2024
Stockholders Record Date																													Jul. 01, 2024
Common stock dividend																													$ 675
May 31, 2024
Dividends Payable [Line Items]
Dividends payable, date declared																									May 31, 2024
Total Monthly Dividend Per Common Share																													$ 0.1562
Total Cash Dividend																													$ 670
Payment Date																													Jul. 15, 2024
Stockholders Record Date																													Jun. 03, 2024
Common stock dividend																													$ 670
April 30, 2024
Dividends Payable [Line Items]
Dividends payable, date declared	Apr. 30, 2024
Total Monthly Dividend Per Common Share																													$ 0.1562
Total Cash Dividend																													$ 666
Payment Date																													Jun. 14, 2024
Stockholders Record Date																													May 01, 2024
Common stock dividend																													$ 666
March 31, 2024
Dividends Payable [Line Items]
Dividends payable, date declared																										Mar. 31, 2024
Total Monthly Dividend Per Common Share																													$ 0.1562
Total Cash Dividend																													$ 660
Payment Date																													May 15, 2024
Stockholders Record Date																													Apr. 01, 2024
Common stock dividend																													$ 660
February 29, 2024
Dividends Payable [Line Items]
Dividends payable, date declared																											Feb. 29, 2024
Total Monthly Dividend Per Common Share																													$ 0.1562
Total Cash Dividend																													$ 657
Payment Date																													Apr. 15, 2024
Stockholders Record Date																													Mar. 04, 2024
Common stock dividend																													$ 657
January 31, 2024
Dividends Payable [Line Items]
Dividends payable, date declared				Jan. 31, 2024
Total Monthly Dividend Per Common Share																													$ 0.1562
Total Cash Dividend																													$ 653
Payment Date																													Mar. 15, 2024
Stockholders Record Date																													Feb. 02, 2024
Common stock dividend																													$ 653
March 13, 2026
Dividends Payable [Line Items]
Dividends payable, date declared		Mar. 31, 2026
Total Monthly Dividend Per Common Share										$ 0.1354																		$ 0.1562
Total Cash Dividend																												$ 2,326
Payment Date										Mar. 13, 2026																		May 15, 2026
Stockholders Record Date																												Apr. 01, 2026
Common stock dividend																												$ 2,326
February 13, 2026
Dividends Payable [Line Items]
Dividends payable, date declared			Feb. 28, 2026
Total Monthly Dividend Per Common Share										$ 0.1354																		$ 0.1562
Total Cash Dividend																												$ 2,310
Payment Date										Feb. 13, 2026																		Apr. 15, 2026
Stockholders Record Date																												Mar. 01, 2026
Common stock dividend																												$ 2,310
January 15, 2026
Dividends Payable [Line Items]
Dividends payable, date declared				Jan. 31, 2026
Total Monthly Dividend Per Common Share										$ 0.1354																		$ 0.1562
Total Cash Dividend																												$ 2,298
Payment Date										Jan. 15, 2026																		Mar. 15, 2026
Stockholders Record Date																												Feb. 01, 2026
Common stock dividend																												$ 2,298
December 31, 2025
Dividends Payable [Line Items]
Payment Date																												Feb. 16, 2026
November 30, 2025
Dividends Payable [Line Items]
Dividends payable, date declared						Nov. 30, 2025
Total Monthly Dividend Per Common Share																												$ 0.1562
Total Cash Dividend																												$ 2,034
Stockholders Record Date																												Dec. 01, 2025
Common stock dividend																												$ 2,034